Financial and capital management - Details on Outstanding Foreign Currency Forward Contracts and Cross Currency Basis Swaps (Details) ₱ in Millions, $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PHP (₱)	Jun. 30, 2021 USD ($)
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives		$ 278	$ (51)
Preferred shares
Disclosure of detailed information about hedged items [line items]
Value of shares		$ 4,003	4,003
Currency risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable		10.00%		10.00%	10.00%
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income		$ 4
Currency risk | Maturing in 2022 | Cash flow hedges | Commercial paper | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount				$ 561
Currency risk | Maturing in 2022 | Cash flow hedges | Commercial paper | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount		721
Currency risk | Maturing in 2022 | Cash flow hedges | Anticipated Transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount | ₱					₱ 2,270
Currency risk | Maturing in 2022 | Cash flow hedges | Anticipated Transactions | Amount to receive | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount				212
Currency risk | Maturing in 2022 | Cash flow hedges | Anticipated Transactions | Amount to receive | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount				212
Currency risk | Maturing in 2022 | Cash flow hedges | Anticipated Transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount		58
Currency risk | Maturing in 2022 | Cash flow hedges | Anticipated Transactions | Amount to pay | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		275
Currency risk | Maturing in 2022 | Cash flow hedges | Anticipated Transactions | Amount to pay | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount		272
Currency risk | Maturing in 2022 | Cash flow hedges | Anticipated Transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount				568
Currency risk | Maturing in 2022 | Cash flow hedges | Anticipated Transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount		723
Currency risk | Maturing in 2022 | Economic | Anticipated Transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount				40
Currency risk | Maturing in 2022 | Economic | Anticipated Transactions | Amount to receive | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		190		150
Currency risk | Maturing in 2022 | Economic | Anticipated Transactions | Amount to receive | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount				99
Currency risk | Maturing in 2022 | Economic | Anticipated Transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount		50
Currency risk | Maturing in 2022 | Economic | Anticipated Transactions | Amount to pay | Purchased call options
Disclosure of detailed information about hedged items [line items]
Notional amount		178		150
Currency risk | Maturing in 2022 | Economic | Anticipated Transactions | Amount to pay | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount		123
Currency risk | Maturing in 2023 | Cash flow hedges | Anticipated Transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Notional amount				550
Currency risk | Maturing in 2023 | Cash flow hedges | Anticipated Transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Notional amount		678
Currency risk | Maturing in 2023 | Economic | Anticipated Transactions | Amount to receive | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount				$ 240
Currency risk | Maturing in 2023 | Economic | Anticipated Transactions | Amount to pay | Written put options
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 290
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable		1.00%		1.00%	1.00%
Interest rate risk | Preferred shares
Disclosure of detailed information about hedged items [line items]
Value of shares			582
Equity price risk
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives		$ (278)	51
Percentage of possible change in risk variable		5.00%		5.00%	5.00%
Reasonably possible change in risk variable impact on net earnings		$ 43
Commodity price risk
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives		6	3
Top of range | Currency risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings		7
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income		241
Top of range | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings		3
Reasonably possible change in risk variable impact on other comprehensive income		18
Bottom of range | Currency risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings		(20)
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income		(221)
Bottom of range | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings		(4)
Reasonably possible change in risk variable impact on other comprehensive income		(25)
Interest rate swap contract | Currency risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount		4,511		$ 3,500
Interest rate swap contract | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount		748		$ 600
Forward contract | Currency risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 2,039					$ 1,453
Net gains (losses) on change in fair value of derivatives	$ (14)
Forward contract | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount		127
Forward contract | Equity price risk | Purchase Cost of Fuel
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		130	82
Currency swap contract | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount		127
Net gains (losses) on change in fair value of derivatives		1
Currency swap contract | Interest rate risk | Net asset value
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		1
Interest Rate Options | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Net gains (losses) on change in fair value of derivatives		15	6
Interest Rate Options | Interest rate risk | Dividend rate reset of preference shares
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		$ 2	$ 6